Taxation (Effective Tax Rate) (Details) - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Jun. 30, 2020	Mar. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2017
Taxation [Line Items]
Statutory Rate:				25.00%	25.00%	25.00%
Effect of tax holidays applicable to subsidiaries and consolidated VIEs	[1]			15.00%	(1.00%)	(17.00%)
Tax differential from statutory rate applicable to subsidiaries and consolidated VIEs				0.00%	3.00%	9.00%
Effect of withholding taxes	[2]			56.00%	19.00%	109.00%
Changes in valuation allowance for deferred tax assets				116.00%	31.00%	27.00%
Research and development super-deduction	[3]			(85.00%)	(19.00%)	(9.00%)
Others				(3.00%)	(14.00%)	(13.00%)
Effective Tax Rate				124.00%	44.00%	131.00%
Additional withholding income taxes		$ 88	$ 47
Prior tax years [Member]
Taxation [Line Items]
Statutory Rate:								35.00%
Thereafter tax years [Member]
Taxation [Line Items]
Statutory Rate:							21.00%

[1]	The change in the regular 25% rate of income tax to preferential income tax rates that Changyou’s subsidiaries and VIEs were entitled to as KNSEs or Software Enterprises for 2020, 2021 and 2022 was included in the “Effect of tax holidays applicable to subsidiaries and consolidated VIEs” in the above table.
[2]	The change for 2020 was mainly due to additional income withholding tax of $88 million that was recognized in the second quarter of 2020 due to a revised policy with respect to Changyou’s Chinese mainland subsidiaries regarding their distribution of cash dividends.
[3]	Under Chinese mainland regulations issued in September 2022 that were applicable from October 1, 2022 to December 31, 2022, additional research and development expenses were eligible for deduction from taxable income.